Revenue and Other Income - Schedule of analysis of revenue (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	$ 607,263,125	$ 580,006,276	$ 367,538,115
Dividend income	88,078,159	92,316,548	99,227,724
Gain related to disposed investment	82,948,508	8,235,180
Dividend and gain related to disposed investment	171,026,667	100,551,728	99,227,724
Total net fair value changes on financial assets at fair value through profit or loss and stock loan	(31,054,945)	(641,603,993)	256,460,295
Net fair value changes on derivative financial asset -from derivative financial asset	371,305,326	1,165,220,000
Total revenue	1,118,540,173	1,204,174,011	723,226,134
Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	196,352,216	103,509,196	43,465,186
Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	33,359,007	19,383,099	31,393,570
Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	1,227,022	1,158,069	4,088,230
Listed Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan	(371,305,326)	(683,060,000)	202,304,000
Unlisted Debt Securities [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan			86,000
Unlisted Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan	313,561,520	41,456,007	54,070,295
Unlisted Equity Linked Notes [member]
Disclosure Of Analysis Of Revenue [Line Items]
Total net fair value changes on financial assets at fair value through profit or loss and stock loan	26,688,861
Derivative financial Asset [member]
Disclosure Of Analysis Of Revenue [Line Items]
Net fair value changes on derivative financial asset -from derivative financial asset	511,277,048	624,167,735	355,688,019
Investment Banking [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	376,324,880	455,955,912	288,591,129
Total revenue	376,324,880	455,955,912	288,591,129
Investment Banking [member] | Investment banking fee and income [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	376,324,880	455,955,912	288,591,129
Asset Management [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	230,938,245	124,050,364	78,946,986
Total revenue	230,938,245	124,050,364	78,946,986
Asset Management [member] | Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	196,352,216	103,509,196	43,465,186
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	33,359,007	19,383,099	31,393,570
Asset Management [member] | Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others	1,227,022	1,158,069	4,088,230
Strategic Investment [member]
Disclosure Of Analysis Of Revenue [Line Items]
Dividend income	88,078,159	92,316,548	99,227,724
Gain related to disposed investment	82,948,508	8,235,180
Total revenue	$ 511,277,048	$ 624,167,735	$ 355,688,019